Income Taxes - Provision Benefit for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
U.S. Federal			$ 59,675	$ 71,180	$ 65,143
State			28,770	34,439	28,325
Non - U.S.			31,036	32,071	6,941
Current income tax expense (benefit), total			119,481	137,690	100,409
Deferred:
U.S. Federal			95,397	51,534	(36,659)
State			16,840	5,093	(8,762)
Non - U.S.			(18,756)	(42,064)	(5,066)
Deferred Income Tax Expense (Benefit), Total	$ 28,229	$ 38,378	93,481	14,563	(50,487)
Income Tax Expense (Benefit), Total	$ 54,389	$ 48,839	$ 212,962	$ 152,253	$ 49,922